Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock (Series A, B, C, D), par value	$ 0.001	$ 0.001
Redeemable convertible preferred stock (Series A, B, C, D), shares authorized	0	62,916,667
Redeemable convertible preferred stock (Series A, B, C, D), shares issued	0	56,047,067
Redeemable convertible preferred stock (Series A, B, C, D), shares outstanding	0	56,047,067
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	83,716,667
Common stock, shares issued	22,166,803	18,234,068
Common stock, shares outstanding	22,165,166	18,234,068